UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read Instructions at end of Form before preparing Form.
Please print or type.

1. Name and address of issuer:
UAM Funds, Inc.
211 Congress Street, 4th Floor
Boston, Massachusetts  02110


2. The name of each series or class of
 securities for which the Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes ): [ ]

ICM Equity Portfolio
ICM Fixed Income Portfolio


3. Investment Company Act File Number: 811-5683
   Securities Act File Number: 33-25355


4(a). Last day of fiscal year for which this Form is filed:

April 21, 1999


4(b). [ ] Check box if this Form is being filed
 late (i.e., more than 90 calendar days
after the end of the issuer's fiscal year).  (See Instruction A.2)

Note:  If the Form is being filed late, interest
 must be paid on the registration
fee due.


4(c). [ ] Check box if this is the last time the issuer will be filing this Form.


5. Calculation of registration fee:



(i) Aggregate  price of
securities sold during the
fiscal year:

$10,994,887


(ii) Aggregate  price of
securities redeemed or
repurchased during the
fiscal year:

$74,378,444


(iii) Aggregate  price of
securities redeemed or
repurchased during any prior
fiscal year ending no
earlier than October 11,
1995 that were not
previously used to reduce
registration fees payable to
the commission:

$0


(iv) Total available redemption
credits [add Items 5(ii) and
5(iii)]:

$74,378,444


(v) Net sales -- if Item 5(I) is
greater than Item 5(iv)
[subtract Item 5(iv) from
Item 5(I)]:


(vi) Redemption credits available
for use in future years - if
Item 5(i) is less than Item
5(iv)[subtract Item 5(iv)
from  Item 5(i)]

$0


(vii) Multiplier for determining
registration fee (See
Instruction C.9):

X 0.000295


(viii) Registration fee due
[multiply Item 5(v) by Item
5(vii)] (enter "0" if no
fee is due):

$0


6. Prepaid Shares

If the response to item 5(i) was determined
 by deducting an amount of securities
that were Registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recision of rule 24e-2], then report the amount of Securities (number of shares or
 other units) deducted here:         .
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is
filed that are available for use in future fiscal years, then state that number here: .


7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

+$0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$0


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of delivery:

[  ]  Wire Transfer
[  ]  Mail or other means





SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.


By (Signature and Title)*
/s/Robert R. Flaherty
Robert R. Flaherty
Assistant Treasurer


Date:  May 18, 1999


*Please print the name and title of the signing officer below the signature.